Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 14 – STOCKHOLDERS’ EQUITY

On March 6, 2014, China Customer Relations Centers, Inc. (“CCRC”) was incorporated in the British Virgin Islands. On the same day, the Company issued 10,000 common shares at $0.001 per share to its incorporator for a consideration of $10.

On June 16, 2014, a total of 634,800 shares were issued at $1.85 per share to two individuals and three corporations with cash proceeds of $222,000 received in June, 2014 and the remaining cash proceeds received in July 2014.

On September 3, 2014, the Company entered into certain control agreements with Taiying and its sole shareholder, Beijing Taiying, pursuant to which we, by virtue of our ownership of CBPO and CBPO’s ownership of WFOE, control Taiying. In exchange for these control and grants, the shareholders of Beijing Taiying received ownership of the majority of the shares of CCRC. That is, 20 Beijing Taiying shareholders (including Gary Wang, who founded Taiying and is the chairman of the boards of both Taiying and CCRC) transferred their right to control Taiying to WFOE. Beijing Taiying shareholders then collectively received 15,284,800 of CCRC’s 15,929,600 presently issued and outstanding shares, representing 96% of CCRC’s issued common shares.

On September 3, 2014, the Company’s Board of Directors approved the 2014 Share Incentive Plan (“the Plan”). Under the Plan, awards of options and restricted stock may be granted. These options may be incentive stock options or non-statutory stock options. Under the Plan, a total of 1,832,960 unissued shares shall be reserved. The exercise price of an option shall not be less than 100% of the fair market value of such shares on the date of grant.

On December 18, 2015, the Company completed its initial public offering on the NASDAQ Capital Market under the symbol of "CCRC." The Company offered 2,400,000 common shares at $4 per share. Net proceeds raised by the Company from the initial public offering amounted to $8,497,024 after deducting underwriting discounts and commissions and other offering expenses. Out of the $8.5 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of December 18, 2015 and was presented as restricted cash.

As of the filing date, there is a total number of 18,329,600 shares outstanding.